UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

Elfun Trusts

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—96.9% †	Number of Shares	Fair Value
Aerospace & Defense—1.0%
Hexcel Corp.	130,000	$5,682,300
Honeywell International Inc.	160,000	17,928,000
		23,610,300
Air Freight & Logistics—1.1%
United Parcel Service Inc., Class B	230,000	24,258,100
Application Software—2.4%
Intuit Inc.	535,000	55,645,350
Asset Management & Custody Banks—2.7%
State Street Corp.	1,050,000	61,446,000	(a)
Biotechnology—7.3%
Alexion Pharmaceuticals Inc.	160,000	22,275,200	(b)
Amgen Inc.	500,000	74,965,000
Gilead Sciences Inc.	570,000	52,360,200
Vertex Pharmaceuticals Inc.	230,000	18,282,700	(b)
		167,883,100
Broadcasting—0.4%
Discovery Communications Inc., Class C	350,000	9,450,000	(b)
Cable & Satellite—8.1%
Charter Communications Inc., Class A	140,000	28,340,200	(b)
Comcast Corp., Class A	1,000,000	61,080,000
Liberty Global PLC, Class C	1,950,000	73,242,000	(b)
Sirius XM Holdings Inc.	5,500,000	21,725,000	(b)
		184,387,200
Casinos & Gaming—0.8%
Las Vegas Sands Corp.	350,000	18,088,000
Data Processing & Outsourced Services—7.5%
Automatic Data Processing Inc.	170,000	15,250,700
Paychex Inc.	90,000	4,860,900
PayPal Holdings Inc.	1,200,000	46,320,000	(b)
Square Inc., Class A	60,000	916,800	(b)
Visa Inc., Class A	1,370,000	104,777,600
		172,126,000
Diversified Banks—3.0%
JPMorgan Chase & Co.	1,150,000	68,103,000
Environmental & Facilities Services—0.3%
Stericycle Inc.	45,000	5,678,550	(b)
Fertilizers & Agricultural Chemicals—0.6%
Monsanto Co.	160,000	14,038,400
Healthcare Equipment—4.2%
Abbott Laboratories	600,000	25,098,000
Medtronic PLC	930,000	69,750,000
		94,848,000
Healthcare Supplies—1.4%
The Cooper Companies Inc.	210,000	32,333,700
Home Improvement Retail—3.1%
Lowe’s Companies Inc.	930,000	70,447,500
Industrial Machinery—0.8%
Dover Corp.	275,000	17,690,750
Integrated Oil & Gas—1.9%
Chevron Corp.	460,000	43,884,000

Internet Retail—3.6%
Amazon.com Inc.	140,000	83,109,600	(b)
Internet Software & Services—10.6%
Alibaba Group Holding Ltd. ADR	110,000	8,693,300	(b)
Alphabet Inc., Class A	38,000	28,990,200	(b)
Alphabet Inc., Class C	83,000	61,830,850	(b)
Baidu Inc. ADR	470,000	89,713,600	(b)
eBay Inc.	200,000	4,772,000	(b)
Facebook Inc., Class A	320,000	36,512,000	(b)
LinkedIn Corp., Class A	110,000	12,578,500	(b)
		243,090,450
Investment Banking & Brokerage—2.3%
The Charles Schwab Corp.	1,880,000	52,677,600
Movies & Entertainment—1.4%
The Walt Disney Co.	320,000	31,779,200
Oil & Gas Equipment & Services—3.4%
Schlumberger Ltd.	1,050,000	77,437,500
Pharmaceuticals—7.5%
Allergan PLC	370,000	99,171,100	(b)
Johnson & Johnson	460,000	49,772,000
Merck & Company Inc.	250,000	13,227,500
Pfizer Inc.	300,000	8,892,000
		171,062,600
Reinsurance—0.4%
Alleghany Corp.	20,000	9,924,000	(b)
Semiconductors—2.3%
QUALCOMM Inc.	1,030,000	52,674,200
Soft Drinks—4.2%
PepsiCo Inc.	940,000	96,331,200
Specialized Finance—6.0%
CME Group Inc.	900,000	86,445,000
McGraw Hill Financial Inc.	520,000	51,469,600
		137,914,600
Specialized REITs—3.0%
American Tower Corp.	680,000	69,611,600
Systems Software—1.2%
Microsoft Corp.	480,000	26,510,400
Technology Hardware, Storage & Peripherals—3.4%
Apple Inc.	720,000	78,472,800
Trading Companies & Distributors—1.0%
United Rentals Inc.	360,000	22,388,400	(b)

Total Common Stock (Cost $1,395,435,696)		2,216,902,100

Short-Term Investments—2.9%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $65,676,554)		65,676,554	(c,d)

Total Investments (Cost $1,461,112,250)		2,282,578,654

Other Assets and Liabilities, net—0.2%		4,697,297

NET ASSETS—100.0%		$2,287,275,951

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

ADR	American Depositary Receipt

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$2,216,902,100	$—	$—	$2,216,902,100
Short-Term Investments	65,676,554	—	—	65,676,554

Total Investments in Securities	$2,282,578,654	$—	$—	$2,282,578,654

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,461,037,259	$849,378,015	$(27,836,620)	$821,541,395

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for the Elfun Government Money Market Fund). The Funds’ Board of Trustees has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“State Street”), for each of the Funds (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ unitholders for approval. Subject to requisite approval by the unitholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 26, 2016